GEOGRAPHIC INFORMATION (Schedule of Major Customers) (Details) - Sales [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue, Major Customer [Line Items]
Concentration risk, threshold percentage	0.00%	11.00%	54.00%
Network intelligence solutions [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	77.00%	72.00%	83.00%
Security Solutions [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	23.00%	28.00%	17.00%
Customer A [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	0.00%	11.00%	43.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	0.00%	0.00%	11.00%